Commitments and Contingencies	12 Months Ended
Feb. 28, 2018
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
COMMITMENTS AND CONTINGENCIES

(a)	Credit facility and letters of credit
The Company has $33 million in collateralized outstanding letters of credit in support of certain leasing arrangements entered into in the ordinary course of business. See the discussion of restricted cash in Note 3.

(b)	Qualcomm arbitration award
On April 20, 2016, the Company and Qualcomm Incorporated (“Qualcomm”) entered into an agreement to arbitrate a dispute regarding whether Qualcomm’s agreement to cap certain royalties applied to payments made by the Company under a license between the parties. The binding arbitration hearing was held from February 27, 2017 to March 3, 2017 under the Judicial Arbitration and Mediation Services rules in San Diego, California. On April 11, 2017, the arbitration panel issued an interim decision, finding in favour of the Company. Subsequently, the Company reached an agreement with Qualcomm resolving all amounts payable in connection with the interim arbitration decision. Following a joint stipulation by the parties, the arbitration panel issued a final award on May 26, 2017 providing for the payment by Qualcomm to the Company of a total amount of $940 million including interest and attorneys’ fees, which was net of $22 million in certain royalties owed by the Company to Qualcomm for calendar 2016 and the first quarter of calendar 2017 previously recorded within accrued liabilities on the consolidated balance sheets.
Approximately $815 million of the arbitration award represents the return of royalty overpayments. This amount was recorded within Arbitration awards, net on the consolidated statements of operations in the first quarter of fiscal 2018. The Company also recorded on the consolidated statements of operations, recoveries of legal expenses of approximately $8 million included in selling, marketing and administration, and $139 million of interest income within investment income (loss), net, for a total gain associated with the award of $962 million.

(c)	Nokia arbitration decision
On April 28, 2016, Nokia Corporation (“Nokia”) filed a Request for Arbitration with the International Chamber of Commerce International Court of Arbitration. The dispute related to whether certain payments due under a patent agreement between the parties were in fact owed under the terms of the agreement. An arbitration hearing was held May 8-9, 2017 in New York and on November 29, 2017, the arbitration panel issued a decision, finding in favour of Nokia and awarding it approximately $137 million. On December 12, 2017, Nokia submitted a Petition for Correction to the arbitrators requesting correction of a computational error in the amount of pre-award interest provided for in the original award. On January 31, 2018, the arbitrators issued an addendum correcting this error. As a result, the Company recorded $148 million in charges associated with the arbitration, consisting of $132 million within Arbitration awards, net and $16 million in interest expense within investment income (loss), net on the consolidated statements of operations.

(d)	Lease commitments
The Company is committed to future minimum annual lease payments related to real estate operating leases as follows:

For the fiscal years ending:
2019	$33
2020	28
2021	18
2022	15
2023	15
Thereafter	29
$138

For the year ended February 28, 2018, the Company incurred rental expense of $32 million (February 28, 2017 - $37 million; February 29, 2016 - $45 million).

(e)	Litigation
The Company is involved in litigation in the normal course of its business, both as a defendant and as a plaintiff. The Company is subject to a variety of claims (including claims related to patent infringement, purported class actions and other claims in the normal course of business) and may be subject to additional claims either directly or through indemnities against claims that it provides to certain of its partners and customers. In particular, the industry in which the Company competes has many participants that own, or claim to own, intellectual property, including participants that have been issued patents and may have filed patent applications or may obtain additional patents and proprietary rights for technologies similar to those used by the Company in its products. The Company has received, and may receive in the future, assertions and claims from third parties that the Company’s products infringe on their patents or other intellectual property rights. Litigation has been, and will likely continue to be, necessary to determine the scope, enforceability and validity of third-party proprietary rights or to establish the Company’s proprietary rights. Regardless of whether claims against the Company have merit, those claims could be time-consuming to evaluate and defend, result in costly litigation, divert management’s attention and resources, subject the Company to significant liabilities and could have the other effects that are described in greater detail under “Risk Factors” in the Company’s unaudited Annual Information Form for the fiscal year ended February 28, 2018, which is included in the Company’s Annual Report on Form 40-F, including the risk factors entitled “Litigation against the Company may result in adverse outcomes” and “The Company could be found to have infringed on the intellectual property rights of others”.
Management reviews all of the relevant facts for each claim and applies judgment in evaluating the likelihood and, if applicable, the amount of any potential loss. Where a potential loss is considered probable and the amount is reasonably estimable, provisions for loss are made based on management’s assessment of the likely outcome. Where a range of loss can be reasonably estimated with no best estimate in the range, the Company records the minimum amount in the range. The Company does not provide for claims for which the outcome is not determinable or claims for which the amount of the loss cannot be reasonably estimated. Any settlements or awards under such claims are provided for when reasonably determinable.
As of February 28, 2018, with the exception noted below relating to the GTC Lawsuit (as defined below), there are no claims outstanding for which the Company has assessed the potential loss as both probable to result and reasonably estimable; therefore, no accrual has been made. Further, there are claims outstanding for which the Company has assessed the potential loss as reasonably possible to result; however, an estimate of the amount of loss cannot reasonably be made. There are many reasons that the Company cannot make these assessments, including, among others, one or more of the following: the early stages of a proceeding does not require the claimant to specifically identify the patent that has allegedly been infringed; damages sought are unspecified, unsupportable, unexplained or uncertain; discovery has not been started or is incomplete; the facts that are in dispute are highly complex (e.g., once a patent is identified, the analysis of the patent and a comparison to the activities of the Company is a labour-intensive and highly technical process); the difficulty of assessing novel claims; the parties have not engaged in any meaningful settlement discussions; the possibility that other parties may share in any ultimate liability; and the often slow pace of litigation.
Though they do not meet the test for accrual described above, the Company has included the following summaries of certain of its legal proceedings that it believes may be of interest to its investors.
Between October and December 2013, several purported class action lawsuits and one individual lawsuit were filed against the Company and certain of its former officers in various jurisdictions in the U.S. and Canada alleging that the Company and certain of its officers made materially false and misleading statements regarding the Company’s financial condition and business prospects and that certain of the Company’s financial statements contain material misstatements. The individual lawsuit was voluntarily dismissed.
On March 14, 2014, the four putative U.S. class actions were consolidated in the U.S. District Court for the Southern District of New York, and on May 27, 2014, a consolidated amended class action complaint was filed. On March 13, 2015, the Court issued an order granting the Company’s motion to dismiss. The Court denied plaintiffs’ motion for reconsideration and for leave to file an amended complaint on November 13, 2015. On August 24, 2016, the U.S. Court of Appeals for the Second Circuit affirmed the District Court order dismissing the complaint, but vacated the order denying leave to amend and remanded to the District Court for further proceedings in connection with plaintiffs’ request for leave to amend. The Court granted the plaintiffs’ motion for leave to amend on September 13, 2017. The plaintiffs filed a second consolidated amended class action complaint (the “Second Amended Complaint”), which added the Company’s Chief Legal Officer as a defendant, on September 29, 2017. The Court denied the motion to dismiss the Second Amended Complaint on March 19, 2018.
On July 23, 2014, the plaintiffs in the putative Ontario class action filed a motion for certification and leave to pursue statutory misrepresentation claims. On November 16, 2015, the Ontario Superior Court of Justice issued an order granting the plaintiffs’ motion for leave to file a statutory claim for misrepresentation. On December 2, 2015, the Company filed a notice of motion seeking leave to appeal this ruling. On January 22, 2016, the court postponed the hearing on the plaintiffs’ certification motion to an undetermined date after asking the Company to file a motion to dismiss the claims of the U.S. plaintiffs for forum non conveniens. Briefing is complete and the parties are waiting for a hearing date from the Court. Trial court proceedings are on hold until all appeals related to the order granting the plaintiffs’ motion for leave to amended are exhausted.
On October 12, 2015, a group of Good’s institutional investors filed a putative class action lawsuit on behalf of Good’s common shareholders against members of Good’s former board of directors (the “GTC Directors”) related to the Company’s acquisition of Good (the “GTC Lawsuit”). The plaintiffs allege that the GTC Directors breached their fiduciary duty by engaging in a self-interested transaction that benefited the preferred shareholders at the expense of the common shareholders. The plaintiffs are seeking monetary damages, as well as rescission of the merger agreement between Good and the Company. While neither Good nor the Company are parties to the GTC Lawsuit, Good has certain obligations to indemnify some of the defendants and is providing a defense. On October 29, 2015, Good filed a complaint alleging that the plaintiffs breached their contractual obligations under a voting agreement providing that, in the event of a sale transaction that was approved by both the GTC Directors and a majority of the Good preferred shareholders, the plaintiffs were required to vote their shares in favour of the transaction and refrain from exercising any appraisal or dissent rights (the “Voting Rights Lawsuit”). Good alleges that the filing of the GTC Lawsuit was a breach of the voting agreement. On December 31, 2015, several Good shareholders filed a petition seeking appraisal against Good (the “Appraisal Lawsuit”). On August 25, 2016, the Court granted the plaintiff’s motion for leave to file an amended complaint in the GTC Lawsuit naming additional defendants, including JP Morgan Chase and various venture capital funds whose designees were Good directors (the “Fund Defendants”). Good and the Company are not named in the amended complaint. On May 23, 2017, the plaintiffs reached a tentative settlement with the GTC Directors and Fund Defendants of the GTC Lawsuit. On May 31, 2017, the plaintiffs and JP Morgan Chase reached a tentative settlement of the GTC Lawsuit. On July 24, 2017, Good, the Petitioners in the Appraisal Lawsuit and the defendants in the Voting Rights Lawsuit entered into an Agreement of Settlement, Dismissal, and Release and filed same with the court. On August 8, 2017, the Court issued an order granting the parties’ settlement terms. On August 18, 2017, the Company and JP Morgan Chase entered into a Settlement Funding Agreement, by which the Company agreed to fund JP Morgan Chase’s settlement with plaintiffs. On August 22, 2017, JP Morgan Chase and the plaintiffs filed a Stipulation and Agreement of Compromise and Settlement with the Court. On November 9, 2017, the Company filed a demand for arbitration seeking the release of funds from an escrow fund account established when the Company acquired Good to indemnify the Company for certain costs incurred in connection with the defense and settlement of the GTC Lawsuit and the Appraisal Lawsuit. The arbitration hearing is scheduled for September 10-12, 2018.
The GTC Lawsuit is stayed pending court approval of all tentative settlements. During the first quarter of fiscal 2018, the Company accrued $10 million for legal costs related to litigation arising out of its acquisition of Good.

(f)	Concentrations in certain areas of the Company’s business
The Company attempts to ensure that most components essential to the Company’s business are generally available from multiple sources; however, certain components are currently obtained from limited sources within a competitive market, which subjects the Company to significant supply, availability and pricing risks. The Company has also entered into various agreements for the supply of components, the manufacturing of its products and agreements that allow the Company to use intellectual property owned by other companies; however, there can be no guarantee that the Company will be able to extend or renew these agreements on similar terms, or at all. Therefore, the Company remains subject to risks of supply shortages and intellectual property litigation risk.

(g)	Indemnifications
The Company enters into certain agreements that contain indemnification provisions under which the Company could be subject to costs and damages, including in the event of an infringement claim against the Company or an indemnified third party. Such intellectual property infringement indemnification clauses are generally not subject to any dollar limits and remain in effect for the term of the Company’s agreements. To date, the Company has not encountered material costs as a result of such indemnifications.
The Company has entered into indemnification agreements with its current and former directors and executive officers. Under these agreements, the Company agreed, subject to applicable law, to indemnify its current and former directors and executive officers against all costs, charges and expenses reasonably incurred by such individuals in respect of any civil, criminal or administrative action which could arise by reason of their status as directors or officers. The Company maintains liability insurance coverage for the benefit of its current and former directors and executive officers. The Company has not encountered material costs as a result of such indemnifications in fiscal 2018. See the Company’s Management Information Circular for fiscal 2017 for additional information regarding the Company’s indemnification agreements with its current and former directors and executive officers.